Disposal of assets and other transactions (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Contingent assets at the ending	$ 6,953
Assets recognized	137
Assets recognized in previous periods	1,135
Contingent assets at the beginning	$ 5,681
Transaction Contingent Assets One [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Riacho da Forquilha cluster
Closing date	December 2019
Contingent assets at the ending	$ 62
Assets recognized	30
Assets recognized in previous periods	28
Contingent assets at the beginning	$ 4
Transaction Contingent Assets Two [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Pampo and Enchova cluster
Closing date	July 2020
Contingent assets at the ending	$ 650
Assets recognized	15
Assets recognized in previous periods	180
Contingent assets at the beginning	$ 455
Transaction Contingent Assets Three [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Baúna field
Closing date	November 2020
Contingent assets at the ending	$ 285
Assets recognized	27
Assets recognized in previous periods	132
Contingent assets at the beginning	$ 126
Transaction Contingent Assets Four [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Miranga cluster
Closing date	December 2021
Contingent assets at the ending	$ 85
Assets recognized in previous periods	55
Contingent assets at the beginning	$ 30
Transaction Contingent Assets Five [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Cricare cluster
Closing date	December 2021
Contingent assets at the ending	$ 118
Assets recognized in previous periods	22
Contingent assets at the beginning	$ 96
Transaction Contingent Assets Six [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Peroá cluster
Closing date	August 2022
Contingent assets at the ending	$ 43
Assets recognized in previous periods	10
Contingent assets at the beginning	$ 33
Transaction Contingent Assets Seven [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Papa-Terra field
Closing date	December 2022
Contingent assets at the ending	$ 90
Assets recognized	1
Assets recognized in previous periods	15
Contingent assets at the beginning	$ 74
Transaction Contingent Assets Eighth [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Albacora Leste field
Closing date	January 2023
Contingent assets at the ending	$ 250
Assets recognized	10
Contingent assets at the beginning	$ 240
Transaction Contingent Assets Nine [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Norte Capixaba cluster
Closing date	April 2023
Contingent assets at the ending	$ 66
Assets recognized	11
Contingent assets at the beginning	$ 55
Transaction Contingent Assets Ten [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Golfinho and Camarupim groups of fields
Closing date	August 2023
Contingent assets at the ending	$ 60
Contingent assets at the beginning	$ 60
Transaction Contingent Assets Eleven [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Sepia and Atapu
Closing date	April 2022
Contingent assets at the ending	$ 5,244
Assets recognized	43
Assets recognized in previous periods	693
Contingent assets at the beginning	$ 4,508